Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2016